Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Oct. 03, 2010	Mar. 31, 2012 Y	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Unrecognized tax benefits that have not been recognized in the financial statements		$ 37,906	$ 31,855
Unrecognized tax benefits, would affect the effective tax rate, if recognized		30,248	25,206
Potential reduction of uncertain tax benefits over the next 12 months from audit settlements		(15,252)
Maximum increase in earnings from settlement of unrecognized tax benefits based on current estimates		12,788
Period after which tax positions are classified as non-current income tax liabilities (in years)		1
Reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties
Unrecognized Tax Benefits - beginning of period		29,532	37,191	22,603
Gross increases - tax positions in prior periods		702	733	8,753
Gross decreases - tax positions in prior periods		(1,618)	(16,801)	(160)
Gross increases - current-period tax positions		6,493	9,621	6,587
Settlements			(973)
Lapse of statute of limitations		(394)	(239)	(592)
Unrecognized Tax Benefits - end of period		34,715	29,532	37,191
Income tax-related interest included in accrued income taxes		2,507	1,639
Income tax penalties included in accrued income taxes		684	683
Income tax benefit resulting from settlement of examination of fiscal 2007 and 2008	$ 22,289